Investments in associates and joint venture	12 Months Ended
Dec. 31, 2024
Investments in associates and joint venture
Investments in associates and joint venture

10.   Investments in associates and joint venture

(a)	This caption is made up as follows:

	Share in equity
	2024	2023	2024	2023
	%	%	US$(000)	US$(000)

Associates:
Sociedad Minera Cerro Verde S.A.A.	19.58	19.58	1,436,122	1,416,051
Compañía Minera Coimolache S.A.	40.10	40.10	100,637	99,059
Tinka Resources Ltd.	19.99	19.32	8,616	9,221
			1,545,375	1,524,331
Joint venture (c)			1,851	1,628
Other minor investments			1,166	1,164
			1,548,392	1,527,123

See related accounting policies in Note 2.4(f).

(b)	The table below presents the net share in profit (loss) of investments:

	2024	2023	2022
	US$(000)	US$(000)	US$(000)
Associates
Sociedad Minera Cerro Verde S.A.A.	186,539	152,552	181,221
Compañía Minera Coimolache S.A.	3,999	1,072	(2,493)
Tinka Resources Ltd.	(817)	(1,320)	(2,447)
	189,721	152,304	176,281
Joint venture	126	(79)	(11)
	189,847	152,225	176,270

Investment in Sociedad Minera Cerro Verde S.A.A. (Cerro Verde) -

Cerro Verde is engaged in the extraction, production and marketing of cathodes and copper concentrate from its mining unit that is in Uchumayo, Arequipa, Peru.

Key financial data -

The table below presents the key financial data from the financial statements of Cerro Verde under IFRS accounting standards:

	2024	2023
	US$(000)	US$(000)

Statements of financial position as of December 31:
Current assets	1,875,841	1,789,427
Non-current assets	6,158,620	6,141,483
Current liabilities	(527,450)	(460,991)
Non-current liabilities	(723,526)	(789,545)

Equity	6,783,485	6,680,374

Group’s interest	1,328,359	1,308,288
Goodwill	107,763	107,763
	1,436,122	1,416,051

	2024	2023	2022
	US$(000)	US$(000)	US$(000)
Statements of profit or loss for the years ended December 31:

Sales of goods	4,238,322	4,143,228	3,975,295

Net profit from continued operations	953,177	778,964	925,353

Group’s share in results	186,539	152,552	181,221

The Company has significant influence although it holds less than 20 percent of the voting rights in Cerro Verde.

The Group’s management determined that there was no objective evidence that its investment in Cerro Verde is impaired as of December 31, 2024 and 2023.

Investment in Compañía Minera Coimolache S.A. (Coimolache) -

Coimolache is involved in the production and the sales of gold and silver from its open-pit mining unit located in Cajamarca, Peru.

Key financial data -

The table below presents the key financial data from the financial statements of Coimolache under IFRS accounting standards:

	2024	2023
	US$(000)	US$(000)

Statements of financial position as of December 31:
Current assets	255,331	242,558
Non-current assets	129,851	133,464
Current liabilities	(53,580)	(27,046)
Non-current liabilities	(80,600)	(101,909)

Equity	251,002	247,067

Group’s interest	100,637	99,059

	2024	2023	2022
	US$(000)	US$(000)	US$(000)

Statements of profit or loss for the years ended December 31:
Sales of goods	119,527	136,949	159,003

Net profit (loss)	9,975	2,673	(6,218)

Group’s share in results	3,999	1,072	(2,493)

The Group’s management determined that there was no objective evidence that its investment in Coimolache is impaired as of December 31, 2024 and 2023.

Investment in Tinka Resources Ltd. (Tinka) -

Tinka is a Canadian junior exploration and development mining company with its flagship property being the project of Ayawilca. Ayawilca is carbonate replacement deposit (CRD) in the zinc-lead-silver belt of central Peru, in Cerro de Pasco, 200 kilometers northeast of Lima. Tinka is listed on the Lima (BVL) and Canada Stocks Exchanges (TSX Venture Exchange).

During December 2024, the Company made an additional contribution of US$400,000, increasing its participation to 19.99 percent.

Key financial data -

The table below presents the key financial data from the financial statements of Tinka under IFRS accounting standards in 2024 (financial statements as of September 30, 2024) and in 2023 financial statements as of September 30, 2023):

	2024	2023
	US$(000)	US$(000)
Statements of financial position:
Current assets	1,640	5,591
Non-current assets	50,456	42,475
Current liabilities	(323)	(350)
Equity	51,773	47,716

Group’s interest	8,616	9,221

	2024	2023	2022
	US$(000)	US$(000)	US$(000)
Statements of profit or loss for the years:
Net loss	(5,363)	(6,832)	(12,666)

Group’s share in results	(817)	(1,320)	(2,447)

For the years 2024, 2023, and 2022, Management has used the latest available financial statements of its associate Tinka, with the difference between the reporting period of the associate and the issuance date of these financial statements being less than 3 months. There have been no significant transactions or events between the reporting date of the associate’s financial statements and the consolidated financial statements as of December 31, 2024, and 2023. The Group’s Management evaluated the indications of impairment and concluded that there was no objective evidence that its investment in Tinka was impaired as of December 31, 2024, and 2023.

The Company has significant influence although it holds less than 20 percent of the voting rights in the associate.

(c)

The Group, through its subsidiary El Brocal, has an interest of 8% in Transportadora Callao S.A., a joint venture whose objective was the construction of a fixed conveyor belt of minerals and deposits in the Port of Callao. In May 2014, Transportadora Callao started operations and currently its main activity is the operation of that terminal.

The table below presents the key financial data from the joint venture under IFRS accounting standards:

	2024	2023
	US$(000)	US$(000)

Statements of financial position as of December 31:
Current assets	18,646	17,375
Non-current assets	61,025	67,589
Current liabilities	(14,934)	(12,896)
Non-current liabilities	(41,099)	(50,572)
Equity	23,638	21,496

Group’s interest	1,851	1,628

	2024	2023	2022
	US$(000)	US$(000)	US$(000)
Statements of profit or loss for the years ended December 31:

Net revenues	27,787	98,270	27,538

Net profit (loss)	1,073	(148)	(137)
Group’s share in results	126	(79)	(11)

(d)	Changes in this caption are as follows:

	2024	2023
	US$(000)	US$(000)

As of January 1,	1,527,123	1,520,977
Net share in profit of associates and joint venture	189,847	152,225
Equity contributions granted and paid, note 32(a)	400	—
Dividends declared and collected, note 32(a)	(168,890)	(147,286)
Unrealized results on investments	—	3
Translation adjustments and other	(88)	1,204
As of December 31,	1,548,392	1,527,123